Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, net

6.      Property, plant and equipment, net

Property, plant and equipment, net consist of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Cost:
Computers and electronic equipment	9,537,316	12,098,631
Office furniture	266,252	266,252
Leasehold improvement	1,550,648	1,550,648
Transportation equipment	41,014	41,014
Construction in progress	16,119,419	165,221,605
Less: Accumulated depreciation	(6,087,694)	(9,524,568)
Property, plant and equipment, net	21,426,955	169,653,582

Depreciation expenses recognized for the years ended December 31, 2021, 2022 and 2023 were RMB2,510,398, RMB3,353,055 and RMB3,436,716, respectively.